Stock Compensation Plan - Narrative (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 20, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Jan. 01, 2016	Jun. 18, 2015	Jun. 17, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		47,283		47,283		46,350
Payments Related to Tax Withholding for Share-based Compensation				$ 61,000	$ 363,000	$ 363,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	45 days
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		128,603		128,603		111,904	168,361	140,000	83,026
Share-based Compensation Arrangement by Share-based Payment Award, Annual Increase in Shares Authorized, Percentage of Common Stock Outstanding		4.00%		4.00%		4.00%
Share Based Compensation Arrangement By Share Based Payment Award Number Of Awards Outstanding		81,320		81,320		65,554
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		47,283		47,283		46,350
The Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 12,000	$ 67,000	$ 73,000	$ 605,000	$ 734,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		834	3,659	10,329	28,088	28,088
Shares Paid for Tax Withholding for Share Based Compensation		699	705	8,798	12,461	12,461
Payments Related to Tax Withholding for Share-based Compensation		$ 5,000	$ 18,000	$ 61,000	$ 363,000	$ 363,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		485,000		$ 485,000		$ 1,500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				2 years 8 months 12 days		1 year 3 months 18 days
The Plan [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				1 year		1 year
The Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years		4 years
The Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years		10 years
The Plan [Member] | Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 316,000		$ 316,000		$ 628,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				2 years 2 months 12 days		2 years 9 months 18 days